Derecognition And Offset Of Financial Instruments - Transferred Financial Assets That Do Not Meet The Condition Of Derecognition In Their Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		₩ 843,412	₩ 1,969,075
Financial assets at FVTPL
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		238,461	214,577
Securities at amortized cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		48,368	1,171,300
Financial assets at FVTOCI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		556,583	583,198
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities		₩ 757,691	₩ 1,898,744
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		Korea Securities Depository, etc.	Korea Securities Depository, etc.
Book value of assets transferred		₩ 592,218	₩ 98,027
Korean treasury and government bonds | Financial assets at fair value through profit or loss, category
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		The Korea Securities Finance Corporation	The Korea Securities Finance Corporation
Book value of assets transferred		₩ 625,398	₩ 0
Assets transferred | Financial assets at fair value through profit or loss, category
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	0	49,808
Assets transferred | Loans At Amortized Costs
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	5,098,217	4,640,182
Related liabilities | Asset Backed Borrowings
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	2,434,900	231,800
Related liabilities | Asset Backed Bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	₩ 1,487,895	₩ 1,209,364

[1]	The carrying amount is the amount before the allowance for bad debts.